Income Taxes - Summary of Loss Before Provision (Benefit) For Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
U.K.	$ (326,206)	$ (26,846)	$ (43,199)
Foreign	(278,248)	(1,689)	(2,374)
Loss before income taxes	$ (604,454)	$ (28,535)	$ (45,573)